UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09223
                                     -----

Pioneer Strategic Income Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2009 to June 30, 2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Strategic Income Fund

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 19, 2010
      ----------------

======================== PIONEER STRATEGIC INCOME FUND =========================


AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  C01023206
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  APR 13, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert Chadwick          For       For          Management
1.2   Elect Director Jay Gurandiano           For       For          Management
1.3   Elect Director Paul Houston             For       For          Management
1.4   Elect Director Richard Huff             For       Withhold     Management
1.5   Elect Director John Lacey               For       For          Management
1.6   Elect Director Gordon Lancaster         For       For          Management
1.7   Elect Director Jonathan I. Mishkin      For       For          Management
2     Approve Deloitte & Touche LLP as        For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration


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ALERIS INTERNATIONAL INC

Ticker:                      Security ID:  014477AD5
Meeting Date: APR 29, 2010   Meeting Type: Written Consent
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management


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ARCO CHEMICAL CO.

Ticker:       RCM            Security ID:  001920AB3
Meeting Date: APR 15, 2010   Meeting Type: Written Consent
Record Date:  MAR 12, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     I Am A Qualified Investor               None      For          Management


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DELTA AIR LINES, INC.

Ticker:       DAL            Security ID:  247361702
Meeting Date: JUN 30, 2010   Meeting Type: Annual
Record Date:  MAY 3, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Richard H. Anderson      For       For          Management
2     Elect Director Edward H. Bastian        For       For          Management
3     Elect Director Roy J. Bostock           For       For          Management
4     Elect Director John S. Brinzo           For       For          Management
5     Elect Director Daniel A. Carp           For       For          Management
6     Elect Director John M. Engler           For       For          Management
7     Elect Director Mickey P. Foret          For       For          Management
8     Elect Director David R. Goode           For       For          Management
9     Elect Director Paula Rosput Reynolds    For       For          Management
10    Elect Director Kenneth C. Rogers        For       For          Management
11    Elect Director Rodney E. Slater         For       For          Management
12    Elect Director Douglas M. Steenland     For       For          Management
13    Elect Director Kenneth B. Woodrow       For       For          Management
14    Ratify Auditors                         For       For          Management
15    Provide for Cumulative Voting           Against   For          Shareholder


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GEORGIA GULF CORPORATION

Ticker:       GGC            Security ID:  373200302
Meeting Date: MAY 18, 2010   Meeting Type: Annual
Record Date:  MAR 26, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark L. Noetzel          For       For          Management
1.2   Elect Director Stephen E. Macadam       For       For          Management
1.3   Elect Director David N. Weinstein       For       For          Management
2     Adopt Majority Voting for Uncontested   For       For          Management
      Election of Directors
3     Declassify the Board of Directors       For       For          Management
4     Reduce Supermajority Vote Requirement   For       For          Management
5     Ratify Auditors                         For       For          Management


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LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  MAR 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Ratify Auditors                         For       For          Management


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SEVAN MARINE ASA

Ticker:       SEVAN          Security ID:  R776D4AE3
Meeting Date: JUN 25, 2010   Meeting Type: Bondholder
Record Date:  JUN 11, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Approve Amendments to Bond Agreement    For       For          Management

========== END NPX REPORT